Events after the reporting date (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 13, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance of share capital		$ 600,000	$ 9,653,000	$ 0
Convertible Note
Disclosure of non-adjusting events after reporting period [line items]
Interest rate	10.00%
Convertible Note
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance of share capital	$ 5,000,000
Par value per share	$ 0.004